Property and Equipment, net	7 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, net
Note D—Property and Equipment, net
The property and equipment and accumulated depreciation balances are as follows:

	Successor	Predecessor
	December 31, 2020	December 31, 2019
Computer equipment	$307	$226
Furniture and fixtures	400	249
Office equipment	—	31
Software	102	2
Leasehold improvements	80	95
Vehicles	—	140
Less: accumulated depreciation	(26)	(594)

Property and equipment, net	$863	$149

Depreciation expense related to property and equipment was $26, $52, $50 and $50 for the Successor 2020 Period, the Predecessor 2020 Period, the Predecessor 2019 Period and the Predecessor 2018 Period, respectively.